Cover	Jun. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42671
Entity Registrant Name	CIRCLE INTERNET GROUP, INC.
Entity Central Index Key	0001876042
Entity Tax Identification Number	99-2840247
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One World Trade Center
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	332
Local Phone Number	334-0660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CRCL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false